Consolidated Statements of Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Series A-1 Redeemable Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Initial Public Offering [Member]	Initial Public Offering [Member] Series A-1 Redeemable Convertible Preferred Stock [Member]	Initial Public Offering [Member] Convertible Preferred Stock [Member]	Special Voting Stock [Member]	Common Stock [Member]	Common Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Temporary equity, Beginning balance at Dec. 31, 2011			$ 56,282
Temporary equity, Beginning balance, Shares at Dec. 31, 2011			39,186,807
Conversion of convertible securities into stock, Temporary equity value			$ (56,282)
Conversion of convertible securities into stock, Temporary equity shares			(39,186,807)
Conversion of convertible securities into stock, Temporary equity value		$ 6,807	$ 5,450
Issuance of Series A-1 preferred stock, net of $343 of offering costs, Temporary equity		$ 45,124
Issuance of Series A-1 preferred stock, net of $343 of offering costs, Temporary equity shares		101,263,824
Accretion to redemption value of redeemable convertible preferred stock, Temporary equity shares		$ 343
Temporary equity, Ending balance at Dec. 31, 2012		$ 52,274	$ 5,450
Temporary equity, Ending balance, Shares at Dec. 31, 2012		116,424,125	12,138,080
Beginning Balance at Dec. 31, 2011	$ (70,979)							$ 5,895					$ (76,874)
Impact of initial public offering
Conversion of convertible securities into stock	2,188							$ 2,188
Conversion of convertible securities into stock, Shares								849,952
Beginning Balance, Shares at Dec. 31, 2011								2,798
Impact of initial public offering
Issuance of common stock	0						$ 0	$ 0		$ 0		$ 0	0
Issuance of common stock, Shares								55
Conversion of Series A, B, B-1 and C preferred stock to common stock	56,282							$ 56,282
Conversion of Series A, B, B-1 and C preferred stock to common stock, Shares								31,374
Conversion of convertible securities into stock	2,188							$ 2,188
Conversion of convertible securities into stock, Shares								849,952
Delaware reincorporation								$ (64,168)		64,168
Issuance of special voting stock							$ 1
Issuance of special voting stock, Shares							1
Accretion to redemption value of redeemable convertible preferred stock	(343)							(252)		(91)
Stock-based compensation	298							$ 55		243
Change in fair value of redeemable non-controlling interest	(154)									(154)
Consolidated net loss	(15,871)												(15,871)
Net loss attributable to redeemable non-controlling interest	154												154
Unrealized gain (loss) on investment securities	9											9
Ending Balance at Dec. 31, 2012	$ (28,416)									64,166		9	(92,591)
Ending Balance, Shares at Dec. 31, 2012								884,179
Conversion of convertible securities into stock, Temporary equity shares		15,160,301	12,138,080
Share exchange related to non-controlling interest and special voting stock		$ 7,824
Share exchange related to non-controlling interest and special voting stock, Temporary equity, Shares		10,716,405
Temporary equity, Ending balance at Dec. 31, 2013		$ 60,098	$ 5,450
Temporary equity, Ending balance, Shares at Dec. 31, 2013	139,278,610	127,140,530	12,138,080
Impact of initial public offering
Stock-based compensation	$ 1,388									1,388
Change in fair value of redeemable non-controlling interest	(3,105)									(3,105)
Share exchange related to non-controlling interest and special voting stock							$ (1)
Share exchange related to non-controlling interest and special voting stock, Shares							(1)
Deemed dividend	(856)									(856)
Consolidated net loss	(20,091)												(20,091)
Net loss attributable to redeemable non-controlling interest	96												96
Unrealized gain (loss) on investment securities	(7)											(7)
Ending Balance at Dec. 31, 2013	$ (50,991)									61,593		2	(112,586)
Ending Balance, Shares at Dec. 31, 2013	884,179							884,179
Common stock issuance upon exercise of warrants	$ 143									143
Common stock issuance upon exercise of warrants, Shares								25,481
Conversion of convertible securities into stock, Temporary equity value					$ (60,098)	$ (5,450)
Public offering of common stock, net	40,689			$ 44,258				$ 5	$ 6	40,684	$ 44,252
Conversion of convertible securities into stock, Temporary equity shares					(127,140,530)	(12,138,080)
Public offering of common stock, net, Shares								4,600,000	6,325,000
Temporary equity, Ending balance at Dec. 31, 2014		$ 0	$ 0
Temporary equity, Ending balance, Shares at Dec. 31, 2014		0	0
Impact of initial public offering
Public offering of common stock, net	40,689			44,258				$ 5	$ 6	40,684	44,252
Public offering of common stock, net, Shares								4,600,000	6,325,000
Conversion of convertible notes into common stock				1,117							1,117
Conversion of convertible notes into common stock, shares									139,644
Conversion of convertible securities into stock				65,548					$ 11		65,537
Conversion of convertible securities into stock, Shares									11,151,192
Warrant liability reclassification				1,299							1,299
Conversion of convertible securities into stock				$ 65,548					$ 11		$ 65,537
Conversion of convertible securities into stock, Shares									11,151,192
Stock-based compensation	3,319									3,319
Exercise of stock options	$ 407							$ 1		406
Exercise of stock options, Shares	340,220							340,220
Issuance of common stock under employee stock purchase plan	$ 178									178
Issuance of common stock under employee stock purchase plan, Shares								25,021
Consolidated net loss	(33,853)												(33,853)
Unrealized gain (loss) on investment securities	(10)											(10)
Ending Balance at Dec. 31, 2014	$ 72,104							$ 23		$ 218,528		$ (8)	$ (146,439)
Ending Balance, Shares at Dec. 31, 2014	23,490,737							23,490,737
Impact of initial public offering
Consolidated net loss	$ (39,667)
Unrealized gain (loss) on investment securities	8
Ending Balance at Sep. 30, 2015	$ 36,410
Ending Balance, Shares at Sep. 30, 2015	23,916,021